Staff costs (Tables)	12 Months Ended
Dec. 31, 2018
Staff costs
Staff costs
	2018	2017[c]	2016
	£m	£m	£m
Performance costs	1,300	917	1,555
Salaries[a]	2,269	2,229	3,117
Social security costs	263	272	466
Post-retirement benefits[b]	302	208	326
Other compensation costs	246	119	10
Total compensation costs	4,380	3,745	5,474

Other resourcing costs
Outsourcing	287	472	594
Redundancy and restructuring	87	24	336
Temporary staff costs	54	100	332
Other	66	52	96
Total other resourcing costs	494	648	1,358

Total staff costs	4,874	4,393	6,832

Notes

  £54m (2017: £238m; 2016: £212m) of Group compensation was capitalised as internally generated software.
  Post-retirement benefits charge includes £99m (2017: £110m; 2016: £182m) in respect of defined contribution schemes and £203m (2017: £97m; 2016: £138m) in respect of defined benefit schemes.
  In 2017 £472m of performance costs recharged by Barclays Services Limited to Barclays Bank PLC has been included in Other administration and general expenses within Operating expenses. For further details on Operating expenses refer to Note 10.